Share capital and reserves (Disclosure of convertible equity reserve) (Details) - Convertible debenture reserves [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Opening balance	$ 37,219	$ 37,219
Equity reserve related to convertible debt	0	0
Ending balance	$ 37,219	$ 37,219